per share amounts (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
earnings per share amounts
Basic total weighted average number of Common Shares outstanding	597	593
Effect of dilutive securities
Diluted total weighted average number of Common Shares outstanding	597	593
Share option awards
Effect of dilutive securities
Outstanding share option awards excluded in the calculation of diluted net income per Common Share	0	0